Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization.
Organization

1. Organization

The Business

On May 24, 2021, we consummated the business combination, or the Business Combination, contemplated by the Agreement and Plan of Merger (as amended, the “Merger Agreement”), dated December 13, 2020, by and among our company (formerly known as Big Rock Partners Acquisition Corp. (“BRPA”)), NeuroRx, Inc., a Delaware corporation (“NeuroRx”), Big Rock Merger Corp., and a Delaware corporation and wholly-owned, direct subsidiary of BRPA (“Merger Sub”), pursuant to which Big Rock Merger Corp. was merged with and into NeuroRx, with NeuroRx surviving the merger (“Merger”). As a result of the Merger, and upon consummation of the Merger and other transactions contemplated by the Merger Agreement, NeuroRx became a wholly-owned, direct subsidiary of BRPA. Upon the closing of the Business Combination, we changed our name to NRx Pharmaceuticals, Inc. (“NRx Pharmaceuticals,” “NRXP,” “we,” or the “Company”), with the stockholders of NeuroRx becoming stockholders of NRx Pharmaceuticals.

The Company is a clinical-stage small molecule pharmaceutical company which develops novel therapeutics for the treatment of central nervous system disorders and life-threatening pulmonary diseases through its wholly-owned operating subsidiary, NeuroRx. On September 21, 2020, we announced a commercial partnership with Relief Therapeutics Holding AG (“Relief”) for global commercialization of RLF-100 (aviptadil acetate) (now reformulated as ZYESAMITM), an FDA Fast Track-designated, investigational, pre-commercial drug for COVID-19 related respiratory failure (the “NRx COVID-19 Drug”). The partnership affords Relief the right to fund all formulations and clinical development of aviptadil for treatment of respiratory disease, in exchange for a predetermined share of profits. An application for emergency use authorization (“EUA”) for this product candidate is pending before the U.S. Food and Drug Administration (“FDA”). In addition, ZYESAMITM has received EUA in the nation of Georgia. We are also developing NRX-100/101, an FDA Breakthrough Therapy-designated, investigational, pre-commercial drug for treating bipolar depression in patients with acute suicidal ideation and behavior (the “NRx Antidepressant Drug Regimen”). The Company has been granted exclusive worldwide development rights to a new potential COVID-19 vaccine called BriLife pursuant to a Memorandum of Understanding with the Government of Israel. The Company is commencing a clinical trial of the BriLife vaccine in the nation of Georgia. If the Georgia clinical trial, and other clinical trials running in Israel are successful, the Company expects to enter into a long-term royalty-bearing licensing agreement for the commercialization of the vaccine.

NeuroRx, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization

The Business

NeuroRx, Inc. (the “Company” or “NeuroRx”) was formed on May 20, 2015 and is incorporated in the State of Delaware. The Company established a wholly owned subsidiary, NeuroRx 2015 LTD (Israel), in December 2015, for the purpose of managing the continued development of a subset of the Company’s technology.

The Company is a clinical stage pharmaceutical research and development company primarily engaged in the development of a drug regimen to treat patients with depression and suicidal ideation or behavior.